Share capital (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Stock-based compensation pertaining to general and administrative	$ 162,077	$ 272,801	$ 564,102	$ 1,596,502
Stock-based compensation pertaining to research and development	214,934	272,801	855,393	929,251
Total stock-based compensation expense recognized	$ 377,011	$ 545,602	$ 1,419,495	$ 2,525,753